Segment Information Depreciation and Amortization (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Depreciation by Segment [Line Items]
Depreciation and amortization	$ 319.1	$ 305.4	$ 286.0
Corporate and other
Reconciliation of Depreciation by Segment [Line Items]
Depreciation and amortization	5.3	5.6	9.3
Passive Safety
Reconciliation of Depreciation by Segment [Line Items]
Depreciation and amortization	264.5	254.6	238.1
Electronics
Reconciliation of Depreciation by Segment [Line Items]
Depreciation and amortization	$ 49.3	$ 45.2	$ 38.6